Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		12 Months Ended
	Jul. 01, 2017	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Summary Of Significant Accounting Policy [Line Items]
Restricted Cash		$ 1,300,000	$ 1,600,000
Accounts Receivable, Allowance for Credit Loss		6,100,000	1,900,000
Impairment of Long-Lived Assets to be Disposed of		0	0	$ 0
Revenue, Remaining Performance Obligation, Percentage						15.00%	16.00%	44.00%
Advertising Expense		900,000	900,000	800,000
Net Income (Loss) Attributable to Parent		$ (158,300,000)	(119,100,000)	(122,000,000.0)
Percentage of Tax Benefit realized upon settlement		50.00%
Remaining Performance Obligations Customer Contract		$ 715,800,000
Interest Rate Swap Cap Agreement [Member]
Summary Of Significant Accounting Policy [Line Items]
Derivative, Notional Amount	$ 135,000,000.0		0		$ 205,000,000.0
Derivative, Fixed Interest Rate	2.00%
Derivative, Maturity Date	Sep. 01, 2019				Mar. 01, 2020
Net Income (Loss) Attributable to Parent			$ 800,000
Interest Expense		$ 0		$ 800,000
Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Summary Of Significant Accounting Policy [Line Items]
Concentration Risk, Percentage		10.00%	10.00%	10.00%
Revenue from Rights Concentration Risk [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policy [Line Items]
Concentration Risk, Percentage		10.00%	10.00%
Deferred income taxes and other liabilities [Member]
Summary Of Significant Accounting Policy [Line Items]
Asset Retirement Obligations		$ 3,700,000	$ 4,000,000.0
Maximum [Member]
Summary Of Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life		7 years
Payment terms for distributor shipments		90 days
Maximum [Member] | Customer-Related Intangible Assets [Member]
Summary Of Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life		17 years
Minimum [Member]
Summary Of Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life		1 year
Payment terms for distributor shipments		30 days
Minimum [Member] | Customer-Related Intangible Assets [Member]
Summary Of Significant Accounting Policy [Line Items]
Finite-Lived Intangible Asset, Useful Life		6 years